Equity Method Investment	12 Months Ended
May 31, 2023
Unique Logistics International, Inc. [Member]
Equity Method Investment [Line Items]
EQUITY METHOD INVESTMENT

6. EQUITY METHOD INVESTMENT

As discussed in Note 2, on February 21, 2023, the Company completed the acquisition of eight of ULHK’s operating subsidiaries, including three subsidiaries accounted for under equity investment method, Unique-NEC, Unique Logistics International Co., Ltd (“Unique-Taiwan”) and TGF Unique Limited (“Unique-UK”).

Under the equity method, the investment is initially recorded at cost, adjusted for any excess of the Company’s share of the incorporated-date fair values of the investee’s identifiable net assets over the cost of the investment. Thereafter, the investment is adjusted for the post incorporation change in the Company’s share of the investee’s net assets and any impairment loss relating to the investment and for any distributions made by the investees.

Activity recorded for the Company’s share of equity method investments is summarized in the following table:

Equity investment carrying amount at May 31, 2022	$—
Payment made for equity method investment	5,368,959
Net income share of the Company	136,656
Dividends received	(2,123,932)
Equity investment carrying amount at May 31, 2023	$3,381,683

The dividends received represent a return of the Company’s investment.

The tables below present the summarized financial information, as provided to the Company by the investees, for the unconsolidated companies:

May 31, 2023
Current assets	$14,712,542
Noncurrent assets	138,172
Current liabilities	7,289,746
Noncurrent liabilities	—
Equity	$7,560,968
For the period ended May 31, 2023 (from the acquisition date)*
Net Revenue	$11,799,721
Gross Profit	2,584,720
Income from operations	1,116,717
Net Income	$273,311

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*        Net Income from equity method investments available to the Company’s shareholders was $136,656 included in the statement of operations for the year ended May 31, 2023 and none for the year ended May 31, 2022.